31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
ASSETS
Concession financial assets related to Distribution infrastructure - IPCA	R$ 559	[1]	R$ 484	[2]
Receivable from Minas Gerais state government (AFAC) - IGPM	12		115
Concession Grant Fee - IPCA	2,549		2,468
Assets	54,083		50,526	[3]	R$ 59,855
LIABILITIES
Loans, financing and debentures - IPCA and IGP-DI	(4,863)		(4,730)
Debt with pension fund (Forluz) - IPCA	(473)		(566)
Deficit of pension plan (Forluz) - IPCA	(540)		(550)
Liabilities	(36,605)		34,423	[3]
Net assets (liabilities) exposed	R$ 3,295		R$ (2,779)

[1]	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.
[2]	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 4rd tariff review cycle.
[3]	See note 2.8.